CONVERTIBLE NOTES PAYABLE (Details Textual) (Subsequent Event [Member])	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Debt Instrument, Redemption [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities	93,860,000